LIQUIDITY RISK (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Contractual maturities of financial liabilities
In Thousands of US Dollars
Description	Carrying Amount	Less than 1 year	1 year to 5 years
Accounts payable and accrued liabilities
December 31, 2021	$1,949	$1,786	$163
December 31, 2020	$2,198	$1,965	$233